CDC NVEST GROWTH AND INCOME FUND
                         CDC NVEST STRATEGIC INCOME FUND

Supplement dated June 6, 2003 to the CDC Nvest Equity Funds and CDC Nvest Income Funds Classes A, B and C and Class Y Prospectuses, each dated May 1, 2003, each as may be supplemented from time to time

On May 16, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds approved the agreement of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to waive a portion of its advisory fee to limit the amount of each Fund's total annual fund operating expenses from June 1, 2003 through April 30, 2004 to 1.30%, 2.05%, 2.05% and 1.05% of the CDC Nvest Growth and Income Fund's average net assets for Classes A, B, C and Y shares respectively, and 1.25%, 2.00%, 2.00% and 1.00% of the CDC Nvest Strategic Income Fund's average net assets for Classes A, B, C and Y shares, respectively.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST EQUITY FUNDS CLASSES A, B AND C PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE CDC NVEST GROWTH AND INCOME FUND.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------ ----------------------------------------
                                 GROWTH AND INCOME FUND1
------------------------ ----------------------------------------
------------------------ ------------- ------------- ------------
                           CLASS A       CLASS B       CLASS C
------------------------ ------------- ------------- ------------
------------------------ ------------- ------------- ------------
Management fees             0.69%         0.69%         0.69%
------------------------ ------------- ------------- ------------
------------------------ ------------- ------------- ------------
Distribution and/or
service (12b-1) fees        0.25%         1.00%*       1.00%*
------------------------ ------------- ------------- ------------
------------------------ ------------- ------------- ------------
Other expenses              0.62%         0.62%         0.62%
------------------------ ------------- ------------- ------------
------------------------ ------------- ------------- ------------
Total annual fund           1.56%         2.31%         2.31%
operating expenses
------------------------ ------------- ------------- ------------


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

1 CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2004.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST EQUITY FUNDS CLASS Y PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE CDC NVEST GROWTH AND INCOME FUND.


ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------- -------------------------------
                                 GROWTH AND INCOME FUND1
----------------------------- -------------------------------
-------------------------------------------------------------
                                        CLASS Y
-------------------------------------------------------------
-------------------------------------------------------------
Management fees                          0.69%
-------------------------------------------------------------
-------------------------------------------------------------
Distribution and/or service              0.00%
(12b-1) fees
-------------------------------------------------------------
-------------------------------------------------------------
Other expenses                           0.27%
-------------------------------------------------------------
-------------------------------------------------------------
Total annual fund operating              0.96%
expenses
-------------------------------------------------------------

1 CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2004.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST INCOME FUNDS CLASSES A, B AND C PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE CDC NVEST STRATEGIC INCOME FUND.


ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------
                               STRATEGIC INCOME FUND1
----------------------- ------------------------------------
----------------------- ------------ ----------- -----------
                          CLASS A     CLASS B    CLASS C
----------------------- ------------ ----------- -----------
----------------------- ------------ ----------- -----------
Management fees            0.65%       0.65%       0.65%
----------------------- ------------ ----------- -----------
----------------------- ------------ ----------- -----------
Distribution and/or        0.25%       1.00%*      1.00%*
service (12b-1) fees
----------------------- ------------ ----------- -----------
----------------------- ------------ ----------- -----------
Other expenses             0.43%       0.43%       0.43%
----------------------- ------------ ----------- -----------
----------------------- ------------ ----------- -----------
Total annual fund          1.33%       2.08%       2.08%
operating expenses
----------------------- ------------ ----------- -----------


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

1 CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2004.


WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST INCOME FUNDS CLASS Y PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE CDC NVEST STRATEGIC INCOME FUND.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------------- -------------------------------
                                     STRATEGIC INCOME FUND1
-------------------------------- -------------------------------
-------------------------------- -------------------------------
                                            CLASS Y
-------------------------------- -------------------------------
-------------------------------- -------------------------------
Management fees                              0.65%
-------------------------------- -------------------------------
-------------------------------- -------------------------------
Distribution and/or service                  0.00%
(12b-1) fees
-------------------------------- -------------------------------
-------------------------------- -------------------------------
Other expenses                               0.29%
-------------------------------- -------------------------------
-------------------------------- -------------------------------
Total annual fund operating                  0.94%
expenses
-------------------------------- -------------------------------

1 CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2004.

                                                                      SP191-0603